UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7396

Managed High Income Portfolio Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  February 29
Date of reporting period: February 29, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

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Managed
HIGH INCOME

PORTFOLIO INC.

            --------------------------------------------------------

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            --------------------------------------------------------

                                                                          Annual

                                                                          Report

                                                               February 29, 2004

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

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                                                               Managed
                                                               HIGH INCOME
                                                            PORTFOLIO INC.

WHAT'S INSIDE
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Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    3
Schedule of Investments ...................................................    8
Statement of Assets and Liabilities .......................................   29
Statement of Operations ...................................................   30
Statements of Changes in Net Assets .......................................   31
Notes to Financial Statements .............................................   32
Financial Highlights ......................................................   37
Independent Auditors' Report ..............................................   38
Financial Data ............................................................   39
Additional Information ....................................................   40
Dividend Reinvestment Plan ................................................   43
Tax Information ...........................................................   45

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LETTER FROM
THE CHAIRMAN
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[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The high-yield bond market rallied over the 12 months ending February 29, 2004, spurred by an improving economy, which benefited from a mid-year cut in interest rates. Although the high-yield market(i) stumbled in July due to a sell-off in the U.S. Treasury bond market amid interest rate concerns, the high-yield rally resumed later in the summer as prices of U.S. Treasury bonds stabilized.

Record inflows into high-yield bond funds throughout much of the period drove demand for higher-yielding securities, propelling the market higher. Better-than-expected quarterly earnings and lower default rates also contributed to this strong demand, while increased capital market transactions fortified the balance sheets of corporate bond issuers. Please note that high-yield bonds are subject to additional risks, such as the increased risk of default and greater volatility because of the lower credit quality of these issues.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 17, 2004

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MANAGER
OVERVIEW
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Performance Review

The Managed High Income Portfolio Inc. returned 11.78% based on its New York Stock Exchange ("NYSE") market price and 23.98% based on its net asset value ("NAV")(ii) per share during the 12 months ended February 29, 2004. In comparison, the unmanaged Citigroup High Yield Market Index ("High Yield Index")(iii) returned 25.72%, and the fund's Lipper high current yield closed-end funds category average was 26.95% over the same time frame.(iv) Please note that Lipper performance returns are based on each fund's NAV.

During the fiscal year, the fund made distributions to shareholders totaling $0.64 per share. The performance table shows the fund's 30-day SEC yield and its 12-month total return based on its NAV and market price as of February 29, 2004. Past performance is not a guarantee of future results. The fund's yields will vary.

--------------------------------------------------------------------------------
                    FUND PERFORMANCE AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                      30-Day                     12 Month
     Price Per Share                 SEC Yield                 Total Return
--------------------------------------------------------------------------------
       $7.12 (NAV)                     6.67%                      23.98%
--------------------------------------------------------------------------------
       $6.98 (NYSE)                    6.81%                      11.78%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. These yields are as of February 29, 2004 and are subject to change.
--------------------------------------------------------------------------------

Factors Driving the High-Yield Market Rally

Earlier last year, the high-yield market(v) benefited from strong investor demand for these securities, as evidenced by large inflows of capital into high-yield mutual funds. Declining default rates and relatively favorable yields available through high-yield bonds in the low interest rate environment contributed to this demand.

The end of major hostilities in Iraq, reports that many companies had generated first-quarter earnings in line with estimates, and expectations in May that the Fed would likely cut its short-term interest rate targets, all helped buoy high-yield securities through mid-June. In order to help stimulate the U.S. economy, the Fed cut its target for short-term interest rates in June to its lowest level since the Eisenhower Administration. During the early summer, the high-yield market declined considerably due to the sharp sell-off in U.S. Treasury bonds, which resulted in the high-yield market's first monthly decline in eight consecutive months.

High-Yield Rally Resumes

The high-yield market regained momentum in the fall amid record inflows into high-yield funds as the U.S. Treasury bond market stabilized. The fact that quarterly earnings exceeded expectations, economic growth improved and default rates remained low relative to 2002 also contributed to the strong demand. Additionally, increased capital market transactions fortified the balance sheets of corporate bond issuers in the healthier economic environment. Annual growth in gross domestic product ("GDP")(vi) over the third quarter of 2003 registered at 8.2%(vii), although some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq.

The U.S. economy grew at a moderate pace throughout the remainder of 2003, spurred by the mid-year cut in interest rates, the healthy demand from the consumer and increasing capital/business investments from corporations. Fourth-quarter GDP growth registered at 4.1%, which was below third-quarter results but above those earlier in 2003. Investors' concerns about interest rates remained subdued due to lackluster employment results and comments from the Fed, which stated late in January following a Federal Open Market Committee ("FOMC") meeting that it "believes that it can be patient in removing its policy accommodation."(viii) However, the fact that the Fed did not include the clause "considerable period" in this statement, as it had referenced in prior FOMC statements during recent months, added some ambiguity to the Fed's intentions, according to market analysts.

How Credit Categories Stacked Up

Toward the end of January, tight spreads(ix) combined with a number of releveraging deals that proposed to pay dividends to equity sponsors weighed on the market. Over the fiscal year, CCC-rated issues significantly outperformed B-rated issues, which, in turn, outperformed BB-rated issues as investors sought higher-yielding securities.(x) CCC-rated bonds gave up some of their gains in February due, in part, to profit-taking, as reflected in a short-lived outflow of capital from the high-yield market as investors focused more on fundamentals. However, capital inflows into the broader high-yield market resumed in March (after the end of the reporting period). Investor appetite for lower-quality bonds over much of the fiscal year spurred a spate of new issuance and refinancings,(xi) as companies rushed to issue CCC-rated debt in the favorable environment, and B- and BB-rated companies sought to refinance existing debt at lower rates.

The airlines, cable, utilities, towers and telecommunications sectors were among the better performers over the fiscal year. The textiles sector was the only sector to decline during the period. The healthcare sector significantly underperformed as well but finished in slightly positive territory on a total return basis.(xii) The fund benefited over the period from its overweighting in CCC-rated bonds and the towers and cable sectors, but its underweighting in the utilities sector negatively affected fund performance.

Competitive Relative Yields

Following a strong run over the past year, the high-yield bond market has not rallied as significantly this year as it did in 2002 due to recent valuations. However, recent data suggest the U.S. economy is in a recovery mode, which has proved favorable for the corporate earnings and credit environment and contributed to the high-yield market's performance. In addition, the market has remained healthy from a fundamental perspective. In comparison to higher-rated bonds, high-yield issues are subject to additional risks, such as the increased possibility of default because of their lower credit quality. Yields and prices will fluctuate. However, based on the 7.73% yield of the High Yield Index as of February 29, 2004, high-yield bonds continued to offer competitive yields relative to U.S. Treasury notes.

Looking for Additional Information?

The fund is traded under the symbol "MHY" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMHYX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information.

Thank you for your investment in the Managed High Income Portfolio Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Beth A. Semmel                      /s/ Peter J. Wilby


Beth A. Semmel, CFA                     Peter J. Wilby, CFA
Vice President and                      Vice President and
Investment Officer                      Investment Officer

March 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 29, 2004, and are subject to change and may not be representative of the portfolio manager's current or future investments. Please refer to pages 8 through 26 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS: The fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. In addition, the fund may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

(i) As measured by the performance of the Citigroup High Yield Market Index, which is a broad-based unmanaged index of high yield securities.
(ii) NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's shares.
(iii) The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
(iv) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended February 29, 2004, calculated among the 5 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
(v)    As measured by the performance of the Citigroup High Yield Market Index.
(vi) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(vii) Source: U.S. Department of Commerce Bureau of Economic Analysis (February 27, 2004).
(viii) Source: Federal Reserve (January 28, 2004).
(ix) Credit spread is the difference between the yield of a particular corporate security and a benchmark security that has the same maturity as that particular corporate security.
(x)    Source: Citigroup Global Markets index data.
(xi)   Source: Goldman Sachs.
(xii)  Source: Citigroup Global Markets index data.

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Take Advantage of the Fund's Dividend Reinvestment Plan!

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 43. Below is a short summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

      The number of shares of common stock of the Fund that you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share, or 95% of the market price, whichever is greater.

      If the NAV per share at the time of valuation is greater than the market price of the common stock, the Purchasing Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

      If the Purchasing Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Purchasing Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of the Fund's NAV per share or 95% of the then current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at 1 (800) 331-1710.

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                                                                               7

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 95.9%
-----------------------------------------------------------------------------------------------------

Aerospace/Defense -- 0.5%
        975,000       B3*    Dunlop Standard Aerospace Holdings PLC,
                               Sr. Notes, 11.875% due 5/15/09 ......................     $  1,048,125
        400,000       BB-    Sequa Corp., Sr. Notes, 9.000% due 8/1/09 .............          447,000
-----------------------------------------------------------------------------------------------------
                                                                                            1,495,125
-----------------------------------------------------------------------------------------------------
Airlines -- 1.2%
      6,296,587       D      Airplanes Pass-Through Trust, Corporate
                               Asset-Backed Securities, Series 1, Class D,
                               10.875% due 3/15/19 (b) .............................                0
                             Continental Airlines, Inc., Pass-Through Trust
                               Certificates:
        940,000       BB-        Series 1999-2, Class C-2,
                                   7.434% due 9/15/04...............................          934,636
        344,763       BB         Series 2000-2, Class C, 8.312% due 4/2/11..........          319,069
      1,435,000       B          Series 2001-2, Class D, 7.568% due 12/1/06.........        1,282,343
                             United Air Lines, Inc., Pass-Through Certificates:
        581,503       CCC      Series 2000-1, Class B, 8.030% due 7/1/11............          157,843
      1,443,359       CCC+     Series 2000-2, Class B, 7.811% due 10/1/09...........          582,547
                               Series 2001-1:
        275,000       B+         Class B, 6.932% due 9/1/11.........................          127,429
        630,000       CCC+       Class C, 6.831% due 9/1/08.........................          104,152
        281,421       BBB+   US Airways, Inc., Pass-Through Trust
                               Certificates, Series 99-1, Class A,
                               8.360% due 1/20/19 ..................................          284,168
-----------------------------------------------------------------------------------------------------
                                                                                            3,792,187
-----------------------------------------------------------------------------------------------------
Automotive -- 2.4%
                             Dana Corp., Notes:
      1,160,000       BB       6.500% due 3/1/09 ...................................        1,229,600
        525,000       BB       10.125% due 3/15/10 .................................          614,250
      1,300,000       B-     EaglePicher Inc., Sr. Sub. Notes,
                               9.750% due 9/1/13 ...................................        1,436,500
        450,000       Baa1*  Ford Motor Co., Notes, 7.450% due 7/16/31 .............          453,358
        775,000       A3*    General Motors Acceptance Corp., Notes,
                               6.875% due 8/28/12 ..................................          833,676
                             General Motors Corp.:
        250,000       Baa1*    Sr. Debentures, 8.375% due 7/15/33 ..................          284,133
      1,325,000       Baa1*    Sr. Notes, 7.125% due 7/15/13 .......................        1,448,877


8                      See Notes to Financial Statements.

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

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Automotive -- 2.4% (continued)
        375,000       B-     Rexnord Corp., Sr. Sub. Notes,
                               10.125% due 12/15/12 ................................     $    420,000
        600,000       B2*    Tenneco Automotive Inc., Sr. Secured, 2nd
                               Priority Lien Notes, Series B,
                               10.250% due 7/15/13 .................................          702,000
        250,000       BB-    TRW Automotive, Inc., Sr. Sub. Notes,
                               11.000% due 2/15/13 .................................          295,000
-----------------------------------------------------------------------------------------------------
                                                                                            7,717,394
-----------------------------------------------------------------------------------------------------
Broadcasting -- 1.8%
      2,182,000       B-     Emmis Communications Corp., Sr. Discount
                               Notes, step bond to yield
                               12.517% due 3/15/11 .................................        2,072,900
        800,000       B3*    Granite Broadcasting Corp., Sr. Secured Notes,
                               9.750% due 12/1/10 (c) ..............................          790,000
        225,000       B-     NextMedia Operating, Inc., Sr. Sub. Notes,
                               10.750% due 7/1/11 ..................................          253,688
                             Paxson Communications Corp.:
        825,000       Caa1*    Sr. Sub. Discount Notes, step bond to yield
                                 12.309% due 1/15/09................................          705,375
        355,000       Caa1*    Sr. Sub. Notes, 10.750% due 7/15/08 .................          369,200
        895,000       B2*    Radio One, Inc., Sr. Sub. Notes, Series B,
                               8.875% due 7/1/11 ...................................          993,450
        515,000       Caa1*  Spanish Broadcasting System Inc., Sub. Notes,
                               9.625% due 11/1/09 ..................................          547,188
-----------------------------------------------------------------------------------------------------
                                                                                            5,731,801
-----------------------------------------------------------------------------------------------------
Building/Construction -- 3.9%
                             Associated Materials Inc.:
      2,300,000       B-       Sr. Discount Notes, step bond to yield
                                 11.244% due 3/1/14 (c) ............................        1,331,861
        265,000       B-       Sr. Sub. Notes, 9.750% due 4/15/12 ..................          292,825
      1,050,000       B-     Atrium Cos., Inc., Sr. Sub. Notes, Series B,
                               10.500% due 5/1/09 ..................................        1,119,562
        950,000       B-     Brand Services, Inc., Sr. Notes,
                               12.000% due 10/15/12 ................................        1,116,250
                             D.R. Horton, Inc.:
        685,000       BB+      Sr. Notes, 8.000% due 2/1/09 ........................          780,900
        545,000       Ba2*     Sr. Sub. Notes, 9.375% due 3/15/11 ..................          622,663
        815,000       Ba2*   KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11............          920,950


                       See Notes to Financial Statements.                      9

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

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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Building/Construction -- 3.9% (continued)
        895,000       BBB-   Lennar Corp., Sr. Notes, Series B,
                               9.950% due 5/1/10....................................     $  1,022,314
                             Nortek Inc., Series B:
        575,000       B+       Sr. Notes, 9.125% due 9/1/07.........................          595,367
      1,315,000       B-       Sr. Sub. Notes, 9.875% due 6/15/11...................        1,472,800
        405,000       Ca*    Oglebay Norton Co., Sr. Sub. Notes,
                               10.000% due 2/1/09 (b)...............................          143,775
        490,000       BBB-   The Ryland Group, Inc., Sr. Notes,
                               9.750% due 9/1/10....................................          558,600
      1,035,000       Ba2*   Schuler Homes, Inc., Sr. Sub. Notes,
                               10.500% due 7/15/11..................................        1,212,244
                             Standard Pacific Corp.:
        685,000       BB       Sr. Notes, 8.500% due 4/1/09.........................          718,394
        525,000       Ba3*     Sr. Sub. Notes, 9.250% due 4/15/12...................          622,125
-----------------------------------------------------------------------------------------------------
                                                                                           12,530,630
-----------------------------------------------------------------------------------------------------
Business Services -- 1.3%
        995,000       B-     Advanstar Communications Inc., 2nd Priority
                               Sr. Secured Notes, 8.620% due 8/15/08 (d)............        1,059,675
      1,805,000       BBB-   Avis Group Holdings Inc., Sr. Sub. Notes,
                               11.000% due 5/1/09...................................        1,929,574
        600,000       B-     Muzak LLC/Muzak Finance Corp., Sr. Notes,
                               10.000% due 2/15/09..................................          634,500
      2,005,000       D      Outsourcing Solutions Inc., Sr. Sub. Notes,
                               Series B, 11.000% due 11/1/06 (b)....................           15,038
        375,000       B2*    Vertis, Inc., Sr. Secured Second Lien Notes,
                               Series B, 9.750% due 4/1/09..........................          401,250
-----------------------------------------------------------------------------------------------------
                                                                                            4,040,037
-----------------------------------------------------------------------------------------------------
Cable -- 10.4%
                             Charter Communications Holdings, LLC:
                               Sr. Discount Notes:
      6,255,000       Ca*        Step bond to yield 13.999% due 1/15/10.............        5,129,100
      1,650,000       Ca*        Step bond to yield 13.334% due 1/15/11.............        1,196,250
      2,250,000       Ca*        Step bond to yield 17.089% due 5/15/11.............        1,485,000
      1,450,000       Ca*      Sr. Notes, 10.750% due 10/1/09.......................        1,283,250
                             CSC Holdings, Inc.:
      1,475,000       BB-      Sr. Debentures, 7.625% due 7/15/18...................        1,629,875


10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Cable -- 10.4% (continued)
                               Sr. Notes:
        625,000       BB-        7.875% due 12/15/07................................     $    676,563
                                 Series B:
        725,000       BB-          8.125% due 7/15/09...............................          793,875
        420,000       BB-          7.625% due 4/1/11................................          455,700
                               Sr. Sub. Debentures:
      2,345,000       B+         10.500% due 5/15/16................................        2,702,612
        575,000       B+         9.875% due 4/1/23..................................          601,594
      1,450,000       BB-    DIRECTV Holdings LLC/DIRECTV Financing
                               Co., Inc., Sr. Notes, 8.375% due 3/15/13.............        1,656,625
                             EchoStar DBS Corp., Sr. Notes:
      2,105,000       BB-      10.375% due 10/1/07..................................        2,312,869
      1,193,000       BB-      9.125% due 1/15/09...................................        1,357,037
      1,550,000       BBB+   Historic TW Inc., Sr. Debentures,
                               6.625% due 5/15/29...................................        1,615,828
      1,585,000       B-     Insight Communications Co., Inc., Sr.
                               Discount Notes, step bond to yield
                               14.599% due 2/15/11..................................        1,371,025
        400,000       B+     Insight Midwest, L.P./Insight Capital, Inc.,
                               Sr. Notes, 10.500% due 11/1/10.......................          434,000
      1,500,000       B+     Mediacom Broadband LLC, Sr. Notes,
                               11.000% due 7/15/13..................................        1,635,000
        600,000       B+     Mediacom LLC/Mediacom Capital Corp.,
                               Sr. Notes, 9.500% due 1/15/13........................          612,000
                             Pegasus Communications Corp., Sr. Notes,
                               Series B:
        105,000       Ca*        9.625% due 10/15/05................................           98,700
        425,000       Ca*        9.750% due 12/1/06.................................          388,875
        525,000       CCC-   Pegasus Satellite Communications, Inc.,
                               Sr. Discount Notes, step bond to yield
                               17.856% due 3/1/07...................................          435,750
      2,710,000       BB-    Rogers Cablesystems Ltd., Sr. Sub. Notes,
                               11.000% due 12/1/15..................................        3,163,925
        865,000(GBP)  Ca*    Telewest Communications PLC,
                               Sr. Notes, 5.250% due 2/19/07 (b)(c)(e)..............          900,524
      1,300,000       BBB+   Time Warner Inc., Sr. Notes,
                               7.625% due 4/15/31...................................        1,517,493
-----------------------------------------------------------------------------------------------------
                                                                                           33,453,470
-----------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     11

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

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Chemicals -- 5.3%
        615,000       Ba2*   Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11.......     $    701,100
        435,000       CCC    Avecia Group PLC, Sr. Notes,
                               11.000% due 7/1/09...................................          374,100
      1,450,000       B+     Equistar Chemicals L.P./Equistar Funding Corp.,
                               Sr. Notes, 10.625% due 5/1/11........................        1,580,500
        425,000       BB+    FMC Corp., Medium-Term Notes, Series A,
                               6.750% due 5/5/05....................................          437,750
                             Huntsman ICI Holdings LLC:
      9,540,000       Caa2*    Sr. Discount Notes, zero coupon bond to yield
                                 13.188% due 12/31/09...............................        4,531,500
        525,000       B-       Sr. Notes, 9.875% due 3/1/09.........................          580,125
      1,055,000       B+     IMC Global Inc., Sr. Notes, Series B,
                               11.250% due 6/1/11...................................        1,255,450
      1,035,000       B+     International Specialty Holdings Inc., Sr. Secured
                               Notes, Series B, 10.625% due 12/15/09................        1,148,850
      1,055,000       BB-    ISP Chemco Inc., Sr. Sub. Notes, Series B,
                               10.250% due 7/1/11...................................        1,197,425
      1,425,000       B+     Lyondell Chemical Co., Sr. Secured Notes,
                               11.125% due 7/15/12..................................        1,560,375
        420,000       BBB-   Methanex Corp., Sr. Notes, 8.750% due 8/15/12..........          478,800
        390,000       B-     OM Group, Inc., Sr. Sub. Notes,
                               9.250% due 12/15/11..................................          412,425
                             Rhodia SA:
         25,000       B3*      Sr. Notes, 7.625% due 6/1/10 (c).....................           23,750
      1,750,000       Caa1*    Sr. Sub. Notes, 8.875% due 6/1/11 (c)................        1,575,000
        105,000       B+     Terra Capital Inc., Sr. Secured Notes,
                               12.875% due 10/15/08.................................          125,475
        875,000       Ba3*   Westlake Chemical Corp., Sr. Notes,
                               8.750% due 7/15/11...................................          958,125
-----------------------------------------------------------------------------------------------------
                                                                                           16,940,750
-----------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.5%
                             American Greetings Corp.:
        740,000       BBB-     Notes, 6.100% due 8/1/28.............................          758,500
        475,000       BB+      Sr. Sub. Notes, 11.750% due 7/15/08..................          545,063
                             Doane Pet Care Co.:
        450,000       B2*      Sr. Notes, 10.750% due 3/1/10........................          469,125
        105,000       Caa1*    Sr. Sub. Notes, 9.750% due 5/15/07...................           96,075
      1,525,000       Caa1*  Home Interiors & Gifts, Inc., Sr. Sub. Notes,
                               10.125% due 6/1/08...................................        1,551,687


12                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.5% (continued)
      1,325,000       B-     Icon Health & Fitness, Inc., Sr. Sub. Notes,
                               11.250% due 4/1/12...................................     $  1,530,375
      1,200,000       B-     Interface, Inc., Sr. Notes, 10.375% due 2/1/10.........        1,350,000
      1,300,000       B      Playtex Products, Inc., Sr. Secured Notes,
                               8.000% due 3/1/11 (c)................................        1,358,500
                             Sealy Mattress Co.:
      1,805,000       B-       Sr. Sub. Discount Notes, Series B,
                                 10.875% due 12/15/07...............................        1,881,712
        250,000       B-       Sr. Sub. Notes, Series B, 9.875% due 12/15/07........          259,688
                             Service Corp. International:
        740,000       BB-      Debentures, 7.875% due 2/1/13........................          760,350
                               Notes:
        820,000       BB-        6.875% due 10/1/07.................................          861,000
      1,030,000       BB-        6.500% due 3/15/08.................................        1,060,900
        840,000       B1*    Sola International Inc., Notes,
                               6.875% due 3/15/08...................................          853,650
      1,135,000       B+     Stewart Enterprises, Inc., Sr. Sub. Notes,
                               10.750% due 7/1/08...................................        1,282,550
-----------------------------------------------------------------------------------------------------
                                                                                           14,619,175
-----------------------------------------------------------------------------------------------------
Energy -- 8.3%
      4,800,000       B-     Dynegy Holdings Inc., 2nd Priority Sr. Secured
                               Notes, 7.670% due 7/15/08 (c)(d).....................        5,148,000
      4,175,000       Caa1*  El Paso Corp., Global Medium-Term Notes,
                               7.750% due 1/15/32...................................        3,371,312
      1,275,000       BB-    Forest Oil Corp., Sr. Notes,
                               8.000% due 12/15/11..................................        1,396,125
        566,000       BB-    GulfTerra Energy Partners L.P., Sr. Sub. Notes,
                               Series B, 8.500% due 6/1/11..........................          633,920
      1,025,000       BB-    Leviathan Gas Pipeline Partners L.P., Sr. Sub.
                               Notes, Series B, 10.375% due 6/1/09..................        1,083,937
        820,000       BB     Luscar Coal Ltd., Sr. Notes,
                               9.750% due 10/15/11..................................          934,800
      1,050,000       B+     Magnum Hunter Resources, Inc., Sr. Notes,
                               9.600% due 3/15/12...................................        1,176,000
        235,000       Caa1*  Parker Drilling Co., Sub. Notes,
                               5.500% due 8/1/04 (e)................................          237,056
        543,000       Aa2*   Pennzoil-Quaker State Co., Sr. Notes,
                               10.000% due 11/1/08..................................          637,903


                       See Notes to Financial Statements.                     13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Energy -- 8.3% (continued)
                             Plains Exploration & Production Co.,
                               Sr. Sub. Notes:
        800,000       B          8.750% due 7/1/12..................................     $    898,000
        525,000       B          Series B, 8.750% due 7/1/12........................          589,313
                             Pogo Producing Co., Sr. Sub. Notes, Series B:
        205,000       BB       10.375% due 2/15/09..................................          217,300
        310,000       BB       8.250% due 4/15/11...................................          347,200
      1,140,000       BB     Pride International, Inc., Sr. Notes,
                               10.000% due 6/1/09...................................        1,221,225
        520,000       BB-    SESI, L.L.C., Sr. Notes, 8.875% due 5/15/11............          569,400
      1,420,000       B      Swift Energy Co., Sr. Sub. Notes,
                               9.375% due 5/1/12....................................        1,590,400
                             Vintage Petroleum, Inc.:
        725,000       BB-      Sr. Notes, 8.250% due 5/1/12.........................          804,750
        200,000       B1*      Sr. Sub. Notes, 7.875% due 5/15/11...................          214,000
        500,000       Ba3*   Westport Resources Corp., Sr. Sub. Notes,
                               8.250% due 11/1/11...................................          555,000
                             The Williams Cos., Inc.:
                               Notes:
      1,025,000       B+         7.625% due 7/15/19.................................        1,045,500
      1,825,000       B+         7.875% due 9/1/21..................................        1,870,625
        450,000       B+         8.750% due 3/15/32.................................          486,000
      1,500,000       B+      Sr. Notes, 8.625% due 6/1/10..........................        1,646,250
-----------------------------------------------------------------------------------------------------
                                                                                           26,674,016
-----------------------------------------------------------------------------------------------------
Entertainment -- 1.8%
                             AMC Entertainment Inc., Sr. Sub. Notes:
      1,605,000       CCC+     9.500% due 3/15/09...................................        1,655,156
        715,000       CCC+     9.500% due 2/1/11....................................          752,537
                             Vivendi Universal SA, Sr. Notes:
      2,250,000       Ba3*     6.250% due 7/15/08...................................        2,424,375
        725,000       BB       9.250% due 4/15/10...................................          857,312
-----------------------------------------------------------------------------------------------------
                                                                                            5,689,380
-----------------------------------------------------------------------------------------------------
Environmental Services -- 1.6%
                             Allied Waste North America, Inc.:
                               Sr. Notes, Series B:
      1,555,000       BB-        8.500% due 12/1/08.................................        1,741,600
         48,000       BB-        7.875% due 1/1/09..................................           50,126
      1,425,000       B+       Sr. Sub. Notes, Series B, 10.000% due 8/1/09.........        1,537,219


14                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Environmental Services -- 1.6% (continued)
      1,600,000       B-     IMCO Recycling Inc., Sr. Secured Notes,
                               10.375% due 10/15/10 (c).............................      $ 1,680,000
-----------------------------------------------------------------------------------------------------
                                                                                            5,008,945
-----------------------------------------------------------------------------------------------------
Financial Services -- 1.4%
        775,000       A3*    Ford Motor Credit Co., Notes,
                               7.250% due 10/25/11..................................          840,846
        500,000       B      JSG Funding PLC, Sr. Notes,
                               9.625% due 10/1/12...................................          565,000
      3,200,000       B3*    Ocwen Capital Trust I, Capital Securities,
                               10.875% due 8/1/27...................................        3,232,000
-----------------------------------------------------------------------------------------------------
                                                                                            4,637,846
-----------------------------------------------------------------------------------------------------
Food & Beverage -- 0.9%
        530,000       B+     Cott Beverages Inc., Sr. Sub. Notes,
                               8.000% due 12/15/11..................................          581,675
        600,000       Ba2*   Dean Foods Co., Sr. Notes,
                               6.900% due 10/15/17..................................          625,500
        675,000       B      Del Monte Corp., Sr. Sub. Notes, Series B,
                               8.625% due 12/15/12..................................          749,250
        950,000       B      Land O' Lakes, Inc., Sr. Secured Notes,
                               9.000% due 2/15/10 (c)...............................          945,250
        200,000       Caa1*  Mrs. Fields' Original Cookies, Inc., Sr. Sub.
                               Notes, Series B, 10.125% due 12/1/04.................          171,000
-----------------------------------------------------------------------------------------------------
                                                                                            3,072,675
-----------------------------------------------------------------------------------------------------
Healthcare -- 3.4%
        300,000       B-     aaiPharma Inc., Sr. Sub. Notes,
                               11.000% due 4/1/10...................................          327,000
                             AmeriPath, Inc., Sr. Sub. Notes:
      1,000,000       B-       10.500% due 4/1/13...................................        1,045,000
        450,000       B-       10.500% due 4/1/13 (c)...............................          470,250
      1,775,000       B-     Athena Neurosciences Finance LLC,
                               Sr. Notes, 7.250% due 2/21/08........................        1,748,375
      1,300,510       B+     Dade Behring Inc., Sr. Sub. Notes,
                               11.910% due 10/3/10..................................        1,508,592
        465,000       B      Extendicare Health Services, Inc., Sr. Sub.
                               Notes, 9.500% due 7/1/10.............................          518,475
      1,350,000       B-     InSight Health Services Corp., Sr. Sub. Notes,
                               Series B, 9.875% due 11/1/11.........................        1,387,125


                       See Notes to Financial Statements.                     15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Healthcare -- 3.4% (continued)
                             Tenet Healthcare Corp.:
      1,500,000       B+       Notes, 7.375% due 2/1/13.............................     $  1,395,000
                               Sr. Notes:
        350,000       B+         5.375% due 11/15/06................................          334,250
        825,000       B+         6.500% due 6/1/12..................................          732,188
      1,475,000       B3*    Vanguard Health Systems, Inc., Sr. Sub. Notes,
                               9.750% due 8/1/11....................................        1,618,812
-----------------------------------------------------------------------------------------------------
                                                                                           11,085,067
-----------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 6.9%
      1,270,000       B+     AKI, Inc., Sr. Notes, 10.500% due 7/1/08...............        1,327,150
      1,325,000       B      Ameristar Casinos, Inc., Sr. Sub. Notes,
                               10.750% due 2/15/09..................................        1,530,375
                             Caesars Entertainment, Inc., Sr. Sub. Notes:
        800,000       Ba2*     9.375% due 2/15/07...................................          902,000
        800,000       Ba2*     8.875% due 9/15/08...................................          908,000
      1,530,000       Ba2*     8.125% due 5/15/11...................................        1,736,550
        935,000       B2*    Courtyard by Marriott II L.P., Sr. Notes,
                               Series B, 10.750% due 2/1/08.........................          940,844
      1,550,000       B1*    Felcor Lodging, L.P., Sr. Notes,
                               10.000% due 9/15/08..................................        1,650,750
                             Hilton Hotels Corp.:
        425,000       BBB-     Notes, 7.625% due 12/1/12............................          483,438
        890,000       BBB-     Sr. Notes, 7.950% due 4/15/07........................          994,575
        375,000       B+     Horseshoe Gaming Holding Corp., Sr. Sub.
                               Notes, Series B, 8.625% due 5/15/09..................          395,156
      1,760,000       Ba3*   Host Marriott, L.P., Notes, Series 1,
                               9.500% due 1/15/07...................................        1,958,000
                             Mandalay Resort Group:
        415,000       BB-      Sr. Sub. Debentures, 7.625% due 7/15/13..............          447,163
      1,040,000       BB-      Sr. Sub. Notes, Series B, 10.250% due 8/1/07.........        1,219,400
                             MeriStar Hospitality Operating Partnership,
                               L.P./MeriStar Hospitality Finance Corp.,
                               Sr. Notes:
        150,000       B2*        9.000% due 1/15/08.................................          155,625
      1,250,000       B2*        10.500% due 6/15/09................................        1,325,000
                             MGM MIRAGE, Sr. Sub. Notes:
        525,000       Ba2*     9.750% due 6/1/07....................................          606,375
      1,285,000       Ba2*     8.375% due 2/1/11....................................        1,487,387


16                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 6.9% (continued)
        750,000       BB+    Starwood Hotels & Resorts Worldwide, Inc.,
                               Notes, 7.875% due 5/1/12.............................     $    840,000
        450,000       B+     Station Casinos, Inc., Sr. Sub. Notes,
                               6.875% due 3/1/16 (c)................................          456,750
      1,100,000       B+     Turning Stone Casino Resort Enterprise,
                               Sr. Notes, 9.125% due 12/15/10 (c)...................        1,196,250
      1,580,000       B-     Venetian Casino Resort LLC/Las Vegas
                               Sands, Inc., Mortgage Secured Notes,
                               11.000% due 6/15/10..................................        1,824,900
-----------------------------------------------------------------------------------------------------
                                                                                           22,385,688
-----------------------------------------------------------------------------------------------------
Insurance -- 0.5%
      1,015,000       Ba1*   Markel Capital Trust I, Capital Securities,
                               Series B, 8.710% due 1/1/46..........................        1,085,142
        630,000       BB+    PXRE Capital Trust I, Capital Trust Pass-Through
                               Securities, 8.850% due 2/1/27........................          642,600
-----------------------------------------------------------------------------------------------------
                                                                                            1,727,742
-----------------------------------------------------------------------------------------------------
Machinery -- 0.8%
        265,000       BB-    Case Credit Corp., Notes, 6.750% due 10/21/07..........          275,600
        225,000       BB-    Case New Holland Inc., Sr. Notes,
                               9.250% due 8/1/11 (c)................................          254,250
        850,000       B-     Columbus McKinnon Corp., Sr. Secured Notes,
                               10.000% due 8/1/10...................................          939,250
        415,000       B+     NMHG Holding Co., Notes,
                               10.000% due 5/15/09..................................          458,575
        700,000       B      Terex Corp., Sr. Sub. Notes, Series B,
                               10.375% due 4/1/11...................................          794,500
-----------------------------------------------------------------------------------------------------
                                                                                            2,722,175
-----------------------------------------------------------------------------------------------------
Manufacturing -- 2.7%
        745,000       NR     Aqua-Chem, Inc., Sr. Sub. Notes,
                               11.250% due 7/1/08...................................          614,625
        415,000       B+     Arvin Capital Trust I, Capital Securities,
                               9.500% due 2/1/27....................................          446,125
      1,185,000       B      Flowserve Corp., Sr. Sub. Notes,
                               12.250% due 8/15/10..................................        1,374,600
        725,000       B-     Invensys PLC, Sr. Notes,
                               9.875% due 3/15/11 (c)...............................          711,566
      1,990,000       Ba2*   Louisiana-Pacific Corp., Sr. Sub. Notes,
                               10.875% due 11/15/08.................................        2,343,225


                       See Notes to Financial Statements.                     17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Manufacturing -- 2.7% (continued)
      1,365,000       Caa1*  Park-Ohio Industries, Inc., Sr. Sub. Notes,
                               9.250% due 12/1/07...................................     $  1,392,300
      1,675,000       Caa2*  Resolution Performance Products LLC/RPP
                               Capital Corp., Sr. Sub. Notes,
                               13.500% due 11/15/10.................................        1,365,125
        325,000       B+     Wolverine Tube, Inc., Sr. Notes,
                               10.500% due 4/1/09...................................          346,125
-----------------------------------------------------------------------------------------------------
                                                                                            8,593,691
-----------------------------------------------------------------------------------------------------
Metals/Mining -- 0.8%
      1,350,000       B+     AK Steel Corp., Sr. Notes, 7.875% due 2/15/09..........        1,201,500
      1,030,000       BBB-   Phelps Dodge Corp., Sr. Notes,
                               8.750% due 6/1/11....................................        1,286,438
-----------------------------------------------------------------------------------------------------
                                                                                            2,487,938
-----------------------------------------------------------------------------------------------------
Packaging/Containers -- 3.7%
      1,350,000       B+     Anchor Glass Container Corp., Sr. Secured
                               Notes, 11.000% due 2/15/13...........................        1,572,750
      2,060,000       BB-    Owens-Brockway Glass Container Inc.,
                               Sr. Secured Notes, 8.875% due 2/15/09................        2,250,550
        375,000       B      Owens-Illinois, Inc., Sr. Notes,
                               7.150% due 5/15/05...................................          388,125
        990,000       B+     Plastipak Holdings, Inc., Sr. Notes,
                               10.750% due 9/1/11...................................        1,103,850
                             Pliant Corp.:
        650,000       B-       Sr. Secured 2nd Priority Lien Notes,
                                 11.125% due 9/1/09.................................          680,875
        150,000       B-       Sr. Sub. Notes, 13.000% due 6/1/10...................          128,250
        425,000       B      Radnor Holdings Corp., Sr. Notes,
                               11.000% due 3/15/10..................................          386,750
        935,000       BBB    Sealed Air Corp., Notes,
                               6.950% due 5/15/09 (c)...............................        1,071,277
      2,790,000       B      Stone Container Finance Co. of Canada,
                               Sr. Notes, 11.500% due 8/15/06 (c)...................        2,912,062
                             Tekni-Plex, Inc.:
        650,000       B2*      Sr. Secured Notes, 8.750% due 11/15/13 (c)...........          680,875
        835,000       B-       Sr. Sub. Notes, Series B,
                                 12.750% due 6/15/10................................          905,975
-----------------------------------------------------------------------------------------------------
                                                                                           12,081,339
-----------------------------------------------------------------------------------------------------


18                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 2.3%
      1,400,000       BB+    Abitibi-Consolidated Inc., Debentures,
                               8.850% due 8/1/30....................................     $  1,485,513
      1,400,000       B+     Appleton Papers Inc., Sr. Sub. Notes, Series B,
                               12.500% due 12/15/08.................................        1,599,500
        650,000       B2*    Blue Ridge Paper Products Inc., Sr. Secured
                               Notes, 9.500% due 12/15/08 (c).......................          667,875
                             Buckeye Technologies Inc., Sr. Sub. Notes:
        525,000       B        9.250% due 9/15/08...................................          532,875
      1,745,000       B        8.000% due 10/15/10..................................        1,740,637
      1,500,000       BB-    Tembec Industries Inc., Sr. Notes,
                               8.625% due 6/30/09...................................        1,485,000
-----------------------------------------------------------------------------------------------------
                                                                                            7,511,400
-----------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.5%
        650,000       B      Dex Media East LLC/Dex Media East Finance Co.,
                               Notes, 12.125% due 11/15/12..........................          771,875
                             Dex Media, Inc., Discount Notes:
      1,100,000       B        Step bond to yield 8.372% due 11/15/13 (c)...........          739,750
        800,000       B        Step bond to yield 8.910% due 11/15/13 (c)...........          538,000
        875,000       B      Dex Media West LLC/Dex Media West Finance
                               Co., Sr. Sub. Notes, 9.875% due 8/15/13 (c)..........          986,562
      1,810,777       B-     Hollinger Participation Trust, Sr. Notes,
                               12.125% due 11/15/10 (c).............................        2,095,975
      1,425,000       B      Houghton Mifflin Co., Sr. Discount Notes,
                               step bond to yield 11.627% due 10/15/13 (c)..........          869,250
        730,000       BB-    Mail-Well I Corp., Sr. Notes,
                               9.625% due 3/15/12...................................          810,300
        525,000       B      PEI Holdings, Inc., Sr. Notes,
                               11.000% due 3/15/10..................................          607,687
        300,000       B+     RH Donnelley Financial Corp., Sr. Sub. Notes,
                               10.875% due 12/15/12 (c).............................          358,500
        358,000       BB-    Yell Finance BV, Sr. Discount Notes,
                               step bond to yield 12.263% due 8/1/11................          334,730
-----------------------------------------------------------------------------------------------------
                                                                                            8,112,629
-----------------------------------------------------------------------------------------------------
Retail -- 4.6%
        250,000       BB-    Ahold Finance USA Inc., Notes,
                               8.250% due 7/15/10....................................          275,000
      1,891,459       BB     Ahold Lease, USA, Inc., Pass-Through Certificates,
                               Series 2001-A-1, 7.820% due 1/2/20....................        1,963,571


                       See Notes to Financial Statements.                     19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Retail -- 4.6% (continued)
        315,000       Caa2*  American Restaurant Group, Inc., Sr. Secured
                               Notes, Series D, 11.500% due 11/1/06.................     $    174,825
        740,000       B3*    CKE Restaurants, Inc., Sr. Sub. Notes,
                               9.125% due 5/1/09....................................          773,300
        250,000       B      Cole National Group, Inc., Sr. Sub. Notes,
                               8.625% due 8/15/07...................................          258,750
        525,000       Ca*    Denny's Corp., Sr. Notes, 11.250% due 1/15/08..........          454,125
        300,000       NR     Fleming Cos., Inc., Sr. Notes,
                               10.125% due 4/1/08 (b)...............................           51,000
        265,000       B2*    Friendly Ice Cream Corp., Sr. Notes,
                               10.500% due 12/1/07..................................          276,925
                             The Gap, Inc., Notes:
        315,000       BB+      9.900% due 12/15/05..................................          353,588
        150,000       BB+      6.900% due 9/15/07...................................          166,500
      1,100,000       BB+      10.550% due 12/15/08.................................        1,364,000
                             J.C. Penney Corp., Inc., Notes:
      1,400,000       BB+      8.000% due 3/1/10....................................        1,624,000
      1,323,000       BB+      9.000% due 8/1/12....................................        1,617,367
        608,000       B2*    Jo-Ann Stores, Inc., Sr. Sub. Notes,
                               10.375% due 5/1/07...................................          634,874
        530,000       BB-    The Pep Boys -- Manny, Moe & Jack,
                               Medium-Term Notes, Series A,
                               6.710% due 11/3/04...................................          536,625
                             Rite Aid Corp.:
      1,105,000       B-       Notes, 7.125% due 1/15/07............................        1,116,050
                               Sr. Notes:
      1,555,000       B-         7.625% due 4/15/05.................................        1,586,100
        125,000       B-         11.250% due 7/1/08.................................          137,813
      1,172,000       BB     Saks Inc., Notes, 9.875% due 10/1/11...................        1,412,260
-----------------------------------------------------------------------------------------------------
                                                                                           14,776,673
-----------------------------------------------------------------------------------------------------
Technology -- 1.3%
      1,160,000       B3*    Amkor Technology, Inc., Sub. Notes,
                               5.000% due 3/15/07 (e)...............................        1,128,100
      2,025,000       B-     Lucent Technologies Inc., Debentures,
                               6.450% due 3/15/29...................................        1,665,562
      2,400,000       B1*    Sanmina -- SCI Corp., Sub. Debentures,
                               zero coupon bond to yield
                               10.702% due 9/12/20 (e)..............................        1,248,000
-----------------------------------------------------------------------------------------------------
                                                                                            4,041,662
-----------------------------------------------------------------------------------------------------


20                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Telecommunications -- 11.9%
        701,329       NR     AirGate PCS, Inc., Sr. Sub. Secured Notes,
                               9.375% due 9/1/09....................................     $    683,796
                             Alamosa (Delaware), Inc.:
        584,035       CCC      Sr. Discount Notes, step bond to yield
                                 11.437% due 7/31/09................................          534,392
        975,000       CCC      Sr. Notes, 11.000% due 7/31/10.......................        1,048,125
        150,000       B-     American Cellular Corp., Sr. Notes, Series B,
                               10.000% due 8/1/11...................................          151,500
      2,375,000       Caa1*  American Tower Corp., Sr. Notes,
                               9.375% due 2/1/09....................................        2,529,375
        600,000       B3*    American Tower Escrow Corp., Discount
                               Notes, zero coupon bond to yield
                               14.314% due 8/1/08...................................          423,000
                             AT&T Corp., Sr. Notes:
      1,350,000       BBB      8.050% due 11/15/11..................................        1,575,191
      1,075,000       BBB      8.750% due 11/15/31..................................        1,271,253
                             AT&T Wireless Services, Inc.:
      2,350,000       BBB      Notes, 8.125% due 5/1/12.............................        2,827,504
      2,700,000       BBB      Sr. Notes, 7.875% due 3/1/11.........................        3,182,387
        605,000       B+     Avaya, Inc., Sr. Secured Notes,
                               11.125% due 4/1/09...................................          715,412
      1,790,000(EUR)  B-     COLT Telecom Group PLC, Sr. Notes,
                               2.000% due 4/3/07 (c)(e).............................        2,549,946
                             Crown Castle International Corp., Sr. Notes:
      1,430,000       B3*      10.750% due 8/1/11...................................        1,608,750
        750,000       B3*      7.500% due 12/1/13 (c)...............................          755,625
        300,000       Caa1*  Dobson Communications Corp.,
                               Sr. Notes, 8.875% due 10/1/13........................          259,500
        940,000       NR     GT Group Telecom Inc., Sr. Discount Notes,
                               step bond to yield 16.470% due 2/1/10 (b)............               94
        535,000       D      Horizon PCS, Inc., Sr. Discount Notes,
                               step bond to yield 14.867% due 10/1/10 (b)...........          147,125
        875,000       B+     Nextel Communications, Inc., Sr. Notes,
                               9.375% due 11/15/09..................................          954,844
        602,000       Caa1*  Nextel Partners, Inc., Sr. Notes,
                               12.500% due 11/15/09.................................          704,340
      1,225,000       B      Nortel Networks Corp., Notes,
                               6.875% due 9/1/23....................................        1,218,875


                       See Notes to Financial Statements.                     21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Telecommunications -- 11.9% (continued)
        525,000       B      Northern Telecom Capital Corp., Notes,
                               7.875% due 6/15/26...................................     $    561,750
                             Qwest Corp.:
      1,250,000       Ba3*     Debentures, 6.875% due 9/15/33.......................        1,112,500
      2,425,000       Ba3*     Notes, 9.125% due 3/15/12 (c)........................        2,776,625
                             Qwest Services Corp.:
        953,000       Caa1*    Notes, 14.000% due 12/15/14 (c)......................        1,157,895
        850,000       Caa1*    Sr. Secured Sub. Debentures,
                                 13.500% due 12/15/10 (c)...........................        1,000,875
                             SBA Communications Corp.:
        332,000       Caa2*    Sr. Discount Notes, 12.000% due 3/1/08...............          358,560
        650,000       Caa2*    Sr. Notes, 10.250% due 2/1/09........................          654,875
      1,250,000       B3*    SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10.......        1,321,875
                             Sprint Capital Corp., Notes:
      1,975,000       BBB-     6.875% due 11/15/28..................................        2,034,120
      3,400,000       BBB-     8.750% due 3/15/32...................................        4,232,327
-----------------------------------------------------------------------------------------------------
                                                                                           38,352,436
-----------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.8%
                             Levi Strauss & Co.:
        690,000       CCC      Notes, 7.000% due 11/1/06............................          479,550
                               Sr. Notes:
      1,350,000       CCC        11.625% due 1/15/08................................          938,250
        600,000       CCC        12.250% due 12/15/12...............................          417,000
        225,000       Caa1*  Tropical Sportswear International Corp.,
                               Sr. Sub. Notes, Series A, 11.000% due 6/15/08........           99,000
        468,000       B      William Carter Co., Sr. Sub. Notes,
                               Series B, 10.875% due 8/15/11........................          545,220
-----------------------------------------------------------------------------------------------------
                                                                                            2,479,020
-----------------------------------------------------------------------------------------------------
Tobacco -- 0.2%
        647,000       BB+    Standard Commercial Tobacco Corp., Inc.,
                               Sr. Notes, 8.875% due 8/1/05.........................          659,940
-----------------------------------------------------------------------------------------------------
Transportation -- 0.8%
        625,000       B+     General Maritime Corp., Sr. Notes,
                               10.000% due 3/15/13..................................          706,250
      1,100,000       B      Iron Mountain, Inc., Sr. Sub. Notes,
                               8.625% due 4/1/13....................................        1,201,750


22                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++           Rating(a)                      Security                               Value
-----------------------------------------------------------------------------------------------------
Transportation -- 0.8% (continued)
        580,000       Baa2*  Windsor Petroleum Transport Corp., Notes,
                               7.840% due 1/15/21 (c)...............................     $    575,650
-----------------------------------------------------------------------------------------------------
                                                                                            2,483,650
-----------------------------------------------------------------------------------------------------
Utilities -- 7.4%
                             The AES Corp.:
      2,080,000       B-       Sr. Notes, 9.500% due 6/1/09.........................        2,277,600
                               Sr. Sub. Exchange Notes:
         75,000       B-         8.375% due 8/15/07.................................           76,500
        250,000       B-         8.500% due 11/1/07.................................          256,875
      1,550,000       B      Allegheny Energy Supply Co. LLC, Secured Notes,
                               Series A, 10.250% due 11/15/07 (c)...................        1,674,000
        330,000       BB+    Avista Corp., Sr. Notes, 9.750% due 6/1/08.............          397,650
      5,045,000       Caa1*  Calpine Canada Energy Finance PLC,
                               Sr. Notes, 8.500% due 5/1/08.........................        3,922,487
                             Calpine Corp.:
        200,000       B        2nd Priority Sr. Secured Notes,
                                 8.500% due 7/15/10 (c).............................          185,000
      1,075,000       Caa1*    Sr. Notes, 8.625% due 8/15/10........................          825,062
        525,000       B+     CMS Energy Corp., Sr. Notes,
                               7.625% due 11/15/04..................................          541,406
                             Edison Mission Energy, Sr. Notes:
      1,055,000       B        10.000% due 8/15/08..................................        1,113,025
        475,000       B        7.730% due 6/15/09...................................          458,375
      1,775,000       B        9.875% due 4/15/11...................................        1,872,625
        625,000       D      Mirant Americas Generation, Inc., Sr. Notes,
                               9.125% due 5/1/31 (b)................................          503,125
      2,350,000       B+     NRG Energy, Inc., Sr. Secured Notes,
                               8.000% due 12/15/13 (c)..............................        2,438,125
      1,895,000       B2*    Orion Power Holdings, Inc., Sr. Notes,
                               12.000% due 5/1/10...................................        2,321,375
                             Reliant Resources, Inc., Sr. Secured Notes:
      1,725,000       B1*      9.250% due 7/15/10...................................        1,863,000
      1,675,000       B1*      9.500% due 7/15/13...................................        1,825,750
      1,240,000       BBB-   Thomas & Betts Corp., Medium-Term Notes,
                               6.625% due 5/7/08....................................        1,308,200
-----------------------------------------------------------------------------------------------------
                                                                                           23,860,180
-----------------------------------------------------------------------------------------------------
                             TOTAL CORPORATE BONDS AND NOTES
                             (Cost -- $287,191,831).................................      308,764,661
-----------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Shares                                            Security                               Value
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
COMMON STOCK (f) -- 0.3%
-----------------------------------------------------------------------------------------------------

Food & Beverage -- 0.0%
         38,785              Aurora Foods Inc.......................................     $        194
-----------------------------------------------------------------------------------------------------
Telecommunications -- 0.3%
         28,966              AirGate PCS, Inc.......................................          579,038
         19,336              Crown Castle International Corp........................          232,995
          2,169              McLeodUSA, Inc., Class A Shares........................            3,666
         12,250              Weblink Wireless Inc., Class A Shares..................              123
-----------------------------------------------------------------------------------------------------
                                                                                              815,822
-----------------------------------------------------------------------------------------------------
                             TOTAL COMMON STOCK
                             (Cost -- $782,292).....................................          816,016
=====================================================================================================
-----------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
-----------------------------------------------------------------------------------------------------
Aerospace/Defense -- 0.0%
          1,050              Northrop Grumman Corp., 7.250% Equity
                               Security Units (g)...................................          110,554
-----------------------------------------------------------------------------------------------------
Telecommunications -- 0.6%
          2,235              Alamosa Holdings, Inc., 7.500% Cumulative,
                               Series B (h).........................................        1,014,080
         12,000              Crown Castle International Corp.,
                               6.250% Cumulative (h)................................          550,500
            823              Dobson Communications Corp.,
                               13.000% Sr. Exchangeable,
                               Payment-in-Kind......................................           69,371
          2,600              Motorola, Inc., 7.000% Equity Security Units (g).......          132,054
-----------------------------------------------------------------------------------------------------
                                                                                            1,766,005
-----------------------------------------------------------------------------------------------------
                             TOTAL PREFERRED STOCK
                             (Cost -- $1,265,662)...................................        1,876,559
=====================================================================================================


24                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

 Warrants                                            Security                               Value
-----------------------------------------------------------------------------------------------------
WARRANTS (f) -- 0.0%
-----------------------------------------------------------------------------------------------------

Internet Software/Services -- 0.0%
          3,630              WAM!NET Inc., Expire 3/1/05............................     $         36
-----------------------------------------------------------------------------------------------------
Packaging/Containers -- 0.0%
            150              Pliant Corp., Expire 6/1/10 (c)........................                2
-----------------------------------------------------------------------------------------------------
Technology -- 0.0%
          2,430              Viasystems Group, Inc., Expire 1/31/10.................                0
-----------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
            600              American Tower Corp., Expire 8/1/08 (c)................           81,900
            940              GT Group Telecom Inc., Expire 2/1/10 (c)...............              705
            695              Horizon PCS Inc., Expire 10/1/10 (c)...................                0
          4,125              Iridium World Communications Inc.,
                               Expire 7/15/05 (c)...................................               41
            720              IWO Holdings Inc., Expire 1/15/11 (c)..................                7
          4,125              RSL Communications, Ltd., Class A Shares,
                               Expire 11/15/06......................................                0
-----------------------------------------------------------------------------------------------------
                                                                                               82,653
-----------------------------------------------------------------------------------------------------
                             TOTAL WARRANTS
                             (Cost -- $768,092).....................................           82,691
=====================================================================================================


                       See Notes to Financial Statements.                     25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

February 29, 2004 (continued)

   Face
   Amount++                                          Security                               Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.2%
-----------------------------------------------------------------------------------------------------
$    10,389,000              UBS Warburg LLC dated 2/27/04, 1.000%
                               due 3/1/04; Proceeds at maturity --
                               $10,389,866; (Fully collateralized by
                               U.S. Treasury Notes, 1.500% to 4.375%
                               due 7/31/05 to 2/15/09; Market value --
                               $10,596,811) (Cost -- $10,389,000)...................     $ 10,389,000
=====================================================================================================
                             TOTAL INVESTMENTS -- 100.0%
                             (Cost -- $300,396,877**)...............................     $321,928,927
=====================================================================================================

++    Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk(*), are rated by Moody's Investors Service.
(b)   Security is currently in default.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)   Variable rate security.
(e)   Convertible bonds exchangeable for shares of common stock.
(f)   Non-income producing security.
(g) Each equity security unit consists of a contract to purchase common stock and senior notes at a specified price.
(h)   Preferred stock convertible into shares of common stock.
**    Aggregate cost for Federal income tax purposes is $300,871,629.

      Currency abbreviations used in this schedule:

      EUR -- Euro
      GBP -- British Pound

      See pages 27 and 28 for definitions of ratings.


26                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard &Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to capacity to pay interest
CC,       and repay principal in accordance with the terms of the obligation.
and C "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


                                                                              27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Baa    -- Bonds rated "Baa" are considered as medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

February 29, 2004

------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $300,396,877) ....................   $ 321,928,927
   Cash ............................................................          21,847
   Interest and dividends receivable ...............................       6,154,567
   Receivable for securities sold ..................................         267,072
   Prepaid expenses ................................................             862
   Other receivables ...............................................         106,553
------------------------------------------------------------------------------------
   Total Assets ....................................................     328,479,828
------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased ................................       2,517,186
   Dividends payable ...............................................         431,536
   Investment advisory fee payable .................................         232,898
   Administration fee payable ......................................          51,755
   Accrued expenses ................................................         122,789
------------------------------------------------------------------------------------
   Total Liabilities ...............................................       3,356,164
------------------------------------------------------------------------------------
Total Net Assets ...................................................   $ 325,123,664
====================================================================================
NET ASSETS:
   Par value of capital shares .....................................   $      45,638
   Capital paid in excess of par value .............................     503,468,668
   Overdistributed net investment income ...........................        (869,245)
   Accumulated net realized loss from investment transactions
      and foreign currencies .......................................    (199,055,806)
   Net unrealized appreciation of investments and foreign currencies      21,534,409
------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $7.12 per share on 45,637,929 shares of $0.001
   par value outstanding; 500,000,000 shares authorized) ...........   $ 325,123,664
====================================================================================


                       See Notes to Financial Statements.                     29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended February 29, 2004

--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest .................................................      $ 30,161,924
   Dividends ................................................            76,021
--------------------------------------------------------------------------------
   Total Investment Income ..................................        30,237,945
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 2) .........................         2,808,280
   Administration fee (Note 2) ..............................           624,062
   Shareholder communications ...............................           119,724
   Transfer agency services .................................            81,514
   Audit and legal ..........................................            70,648
   Custody ..................................................            60,768
   Directors' fees ..........................................            53,335
   Stock exchange listing fees ..............................            38,183
   Other ....................................................            16,739
--------------------------------------------------------------------------------
   Total Expenses ...........................................         3,873,253
--------------------------------------------------------------------------------
Net Investment Income .......................................        26,364,692
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
   Realized Gain (Loss) From:
      Investment transactions ...............................        (1,803,200)
      Foreign currency transactions .........................             2,592
--------------------------------------------------------------------------------
   Net Realized Loss ........................................        (1,800,608)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation From:
      Investments ...........................................        41,844,867
      Foreign currencies ....................................              (594)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation ..................        41,844,273
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies ..............        40,043,665
--------------------------------------------------------------------------------
Increase in Net Assets From Operations ......................      $ 66,408,357
================================================================================


30                     See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Year Ended February 29, 2004
and the Year Ended February 28, 2003

-------------------------------------------------------------------------------------------
                                                                 2004              2003
                                                                 ----              ----
OPERATIONS:
   Net investment income ................................   $  26,364,692    $  29,211,130
   Net realized loss ....................................      (1,800,608)     (22,241,682)
   Increase (decrease) in net unrealized appreciation ...      41,844,273         (845,636)
-------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations ...............      66,408,357        6,123,812
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................     (27,038,516)     (29,020,043)
   Capital ..............................................      (1,870,208)      (1,402,237)
-------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders ......................     (28,908,724)     (30,422,280)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued for
     reinvestment of dividends ..........................       3,567,971        3,662,659
-------------------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions ............................       3,567,971        3,662,659
-------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .......................      41,067,604      (20,635,809)

NET ASSETS:
   Beginning of year ....................................     284,056,060      304,691,869
-------------------------------------------------------------------------------------------
   End of year* .........................................   $ 325,123,664    $ 284,056,060
===========================================================================================
*  Includes overdistributed net investment income of: ...   $    (869,245)   $    (333,719)
===========================================================================================


                       See Notes to Financial Statements.                     31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1.    Significant Accounting Policies

      Managed High Income Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded by the Fund on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 29, 2004, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, expired capital loss carryforwards from accumulated net realized loss amounting to $18,114,682 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in


32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

      The Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

      Smith Barney Fund Management LLC("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3.    Investments

      During the year ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were:

================================================================================
Purchases                                                            $92,372,966
--------------------------------------------------------------------------------
Sales                                                                 94,570,354
================================================================================

      At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 37,417,096
Gross unrealized depreciation                                       (16,359,798)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 21,057,298
================================================================================


                                                                              33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.    Repurchase Agreements

      When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.    Capital Shares

Capital stock transactions were as follows:

                                      Year Ended                Year Ended
                                   February 29, 2004         February 28, 2003
                                 ---------------------     ---------------------
                                 Shares       Amount       Shares       Amount
================================================================================
Shares issued on reinvestment    528,592    $3,567,971     561,101    $3,662,659
================================================================================

      On November 16, 1999, the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,959. For the year ended February 29, 2004, the Fund did not repurchase shares.

6.    Capital Loss Carryforward

      At February 29, 2004, the Fund had, for Federal income tax purposes, approximately $199,019,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

      The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on the last day in February of the year indicated:

                   2005          2007           2008            2009            2010           2011             2012
=======================================================================================================================
Carryforward
  Amounts        $239,000     $2,616,000     $27,185,000     $37,823,000     $87,540,000     $38,635,000     $4,981,000
=======================================================================================================================

7. Income Tax Information and Distributions to Shareholders

      At February 29, 2004, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital losses                                        $(199,018,763)
--------------------------------------------------------------------------------
Unrealized appreciation                                               21,059,657
================================================================================


34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      At February 29, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals and the treatment of amortization of premiums and accretion of discounts.

      The tax character of distributions paid during the years ended February 29, 2004 and February 28, 2003 was:

                                          2004                          2003
================================================================================
Ordinary income                        $27,038,516                   $29,020,043
Capital                                  1,870,208                     1,402,237
--------------------------------------------------------------------------------
Total                                  $28,908,724                   $30,422,280
================================================================================

8.    Additional Information

      The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

      The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

      CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.


                                                                              35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.


36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

--------------------------------------------------------------------------------

                                            2004(1)(2)       2003(2)         2002(2)          2001         2000(3)
====================================================================================================================
Net Asset Value, Beginning of Year          $     6.30     $     6.84     $      8.84     $    10.02     $    10.73
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)(5)                     0.58           0.65            0.82           0.97           1.00
  Net realized and unrealized
    gain (loss)(4)                                0.88          (0.51)          (1.96)         (1.18)         (0.76)
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.46           0.14           (1.14)         (0.21)          0.24
--------------------------------------------------------------------------------------------------------------------
Gain From Repurchase of
  Treasury Stock                                    --             --              --           0.01           0.03
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.60)         (0.65)          (0.82)         (0.98)         (0.98)
  Capital                                        (0.04)         (0.03)          (0.04)            --             --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.64)         (0.68)          (0.86)         (0.98)         (0.98)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $     7.12     $     6.30     $      6.84     $     8.84     $    10.02
--------------------------------------------------------------------------------------------------------------------
Total Return, Based on Market Price(6)           11.78%          7.86%         (11.87)%        24.22%        (13.40)%
--------------------------------------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value(6)                             23.98%          2.68%         (13.32)%        (1.06)%         3.89%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $      325     $      284     $       305     $      383     $      435
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                                     1.24%          1.26%           1.24%          1.20%          1.15%
  Net investment income(4)                        8.45          10.27           10.86          10.59           9.62
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%            71%             81%            65%            80%
--------------------------------------------------------------------------------------------------------------------
Market Price, End of Year                   $     6.98     $     6.85     $     7.080     $    9.000 $        8.125
====================================================================================================================

(1)   For the year ended February 29, 2004.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.83, $1.97 and 10.96%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(5) The investment adviser has waived a portion of its fees for the year ended February 29, 2000. If such fees had not been waived, the per share decrease to net investment income and actual expense ratio would have been less than $0.01 and 1.18%, respectively.
(6) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


                                                                              37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

--------------------------------------------------------------------------------

The Shareholders and Board of Directors of the Managed High Income Portfolio Inc.:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Managed High Income Portfolio Inc. ("Fund") as of February 29, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                           /s/ KPMG LLP


New York, New York
April 9, 2004


38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

--------------------------------------------------------------------------------
                                 NYSE                                 Dividend
 Record          Payable       Closing     Net Asset     Dividend   Reinvestment
  Date            Date          Price+       Value+        Paid        Price
================================================================================
 3/19/02         3/22/02        $7.35        $6.93        $0.063       $6.98
 4/23/02         4/26/02         7.09         6.93         0.056        6.93
 5/28/02         5/31/02         6.97         6.82         0.056        6.82
 6/25/02         6/28/02         6.19         6.52         0.056        6.08
 7/23/02         7/26/02         5.51         6.14         0.056        5.69
 8/27/02         8/30/02         6.01         6.08         0.056        6.04
 9/24/02         9/27/02         5.73         5.95         0.056        5.88
10/22/02        10/25/02         5.51         5.71         0.056        5.63
11/25/02        11/29/02         6.12         6.10         0.056        6.10
12/23/02        12/27/02         6.01         6.13         0.056        6.09
 1/28/03         1/31/03         6.50         6.24         0.056        6.24
 2/25/03         2/28/03         6.75         6.24         0.056        6.41
 3/25/03         3/28/03         6.78         6.34         0.056        6.44
 4/22/03         4/25/03         6.92         6.56         0.056        6.57
 5/27/03         5/30/03         7.27         6.71         0.056        6.91
 6/24/03         6/27/03         7.23         6.89         0.056        6.89
 7/22/03         7/25/03         6.87         6.86         0.056        6.86
 8/26/03         8/29/03         6.83         6.72         0.056        6.72
 9/23/03         9/26/03         6.80         6.87         0.050        6.85
10/28/03        10/31/03         6.94         6.94         0.050        6.94
11/24/03        11/28/03         6.90         6.98         0.050        6.97
12/22/03        12/26/03         6.94         7.11         0.050        7.00
 1/27/04         1/30/04         7.07         7.24         0.050        7.10
 2/24/04         2/27/04         6.90         7.10         0.050        7.00
================================================================================
+     As of record date.


                                                                              39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Information about Directors and Officers

      The business and affairs of Managed High Income Portfolio Inc. ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                               Number of
                                               Term of                                         Portfolios         Other
                                               Office*                  Principal               in Fund           Board
                               Position(s)    and Length              Occupation(s)             Complex        Memberships
                                Held with      of Time                 During Past              Overseen         Held by
Name, Address and Age             Fund         Served                  Five Years              by Director       Director
===============================================================================================================================
Non-Interested Directors:

Allan J. Bloostein              Director       Since      President of Allan J. Bloostein          34          Taubman
27 West 67th Street                            1993       Associates, a consulting firm;                       Realty Corp.
New York, NY 10023                                        former Director of CVS Corp.
Age 74

Dwight B. Crane                 Director       Since      Professor, Harvard Business              49             None
Harvard Business School                        1993       School
Soldiers Field Road
Morgan Hall #375
Boston, MA 02163
Age 66

Paolo M. Cucchi                 Director       Since      Vice President and Dean of               7              None
Drew University                                1993       College of Liberal Arts at
108 Brothers College                                      Drew University
Madison, NJ 07940
Age 62

Robert A. Frankel               Director       Since      Managing Partner of                      24             None
1961 Deergrass Way                             2000       Robert A. Frankel
Carlsbad, CA 92009                                        Management Consultants
Age 76

Paul Hardin                     Director       Since      Chancellor Emeritus and                  34             None
12083 Morehead                                 1993       Professor of Law at the
Chapel Hill, NC 27514                                     University of North Carolina at
Age 72                                                    Chapel Hill

William R. Hutchinson           Director       Since      President of WR Hutchinson               42          Associated
535 N. Michigan                                1993       & Associates, Inc.; Formerly                         Banc-Corp.
Chicago, IL 60611                                         Group Vice President, Mergers
Age 61                                                    & Acquisitions BP p.l.c.

George M. Pavia                 Director       Since      Senior Partner of Pavia &                7              None
600 Madison Avenue                             1993       Harcourt Attorneys
New York, NY 10022
Age 76


40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                               Term of                                         Portfolios         Other
                                               Office*                  Principal               in Fund           Board
                               Position(s)    and Length              Occupation(s)             Complex        Memberships
                                Held with      of Time                 During Past              Overseen         Held by
Name, Address and Age             Fund         Served                  Five Years              by Director       Director
===============================================================================================================================
Interested Director:

R. Jay Gerken, CFA**            Chairman,      Since      Managing Director of Citigroup           221            None
Citigroup Asset                 President      2002       Global Markets Inc. ("CGM");
  Management ("CAM")            and Chief                 Chairman, President and Chief
399 Park Avenue                 Executive                 Executive Officer of Smith
4th Floor                       Officer                   Barney Fund Management LLC
New York, NY 10022                                        ("SBFM"), Travelers Investment
Age 52                                                    Adviser, Inc. ("TIA") and Citi
                                                          Fund Management Inc. ("CFM");
                                                          President and Chief Executive
                                                          Officer of certain mutual funds
                                                          associated with Citigroup Inc.
                                                          ("Citigroup"); Formerly,
                                                          Portfolio Manager of Smith
                                                          Barney Allocation Series Inc.
                                                          (from 1996 to 2001) and Smith
                                                          Barney Growth and Income
                                                          Fund (from 1996 to 2000)

Officers:

Andrew B. Shoup                 Senior Vice    Since      Director of CAM; Senior                  N/A            N/A
CAM                             President      2003       Vice President and Chief
125 Broad Street                and Chief                 Administrative Officer of mutual
11th Floor                      Administrative            funds associated with Citigroup;
New York, NY 10004              Officer                   Treasurer of certain mutual
Age 47                                                    funds associated with Citigroup;
                                                          Head of International Funds
                                                          Administration of CAM (from
                                                          2001 to 2003); Director of
                                                          Global Funds Administration of
                                                          CAM (from 2000 to 2001);
                                                          Head of U.S. Citibank Funds
                                                          Administration of CAM (from
                                                          1998 to 2000)

Richard L. Peteka               Chief          Since      Director of CGM; Chief                   N/A            N/A
CAM                             Financial      2002       Financial Officer and Treasurer
125 Broad Street                Officer and               of certain mutual funds
11th Floor                      Treasurer                 associated with Citigroup;
New York, NY 10004                                        Director and Head of Internal
Age 42                                                    Control for CAM U.S. Mutual
                                                          Fund Administration (from
                                                          1999 to 2002); Vice President,
                                                          Head of Mutual Fund
                                                          Administration and Treasurer at
                                                          Oppenheimer Capital (from
                                                          1996 to 1999)


                                                                              41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                               Term of                                         Portfolios         Other
                                               Office*                  Principal               in Fund           Board
                               Position(s)    and Length              Occupation(s)             Complex        Memberships
                                Held with      of Time                 During Past              Overseen         Held by
Name, Address and Age             Fund         Served                  Five Years              by Director       Director
===============================================================================================================================
Beth A. Semmel, CFA             Vice           Since      Managing Director of Salomon             N/A            N/A
CAM                             President      2002       Brothers Asset Management
399 Park Avenue                 and                       Inc ("SBAM")
4th Floor                       Investment
New York, NY 10022              Officer
Age 43

Peter J. Wilby, CFA             Vice           Since      Managing Director of SBAM                N/A            N/A
CAM                             President      2002
399 Park Avenue                 and
4th Floor                       Investment
New York, NY 10022              Officer
Age 45

Kaprel Ozsolak                  Controller     Since      Vice President of CGM;                   N/A            N/A
CAM                                            2002       Controller of certain mutual
125 Broad Street                                          funds associated with
11th Floor                                                Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel               Secretary      Since      Managing Director and General            N/A            N/A
CAM                             and            2003       Counsel of Global Mutual Funds
300 First Stamford Place        Chief Legal               for CAM and its predecessor
4th Floor                       Officer                   (since 1994); Secretary of CFM;
Stamford, CT 06902                                        Secretary and Chief Legal
Age 48                                                    Officer of mutual funds
                                                          associated with Citigroup

----------
*     Directors are elected for a term of three years.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. ("PFPC"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend-paying agent.

      If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

      If the market price of the Common Stock is less than the net asset value of the Common Stock, a broker-dealer not affiliated with Citigroup Global Markets Inc., as purchasing agent for Plan participants ("Purchasing Agent"), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts (effective June 1, 1996, the Plan's Valuation Date changed from the payable date to the record date). If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be


                                                                              43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. PFPC will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      PFPC will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by PFPC on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by telephone at 1 (800) 331-1710.

                              --------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


44
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

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      For Federal tax purposes, the Fund hereby designates for the fiscal year ended February 29, 2004:

      o For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 0.29%.

      o For taxable non-corporate shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of qualified dividend income distributed by the Fund is provided to shareholders on their Form 1099-Div annually.


                                                                              45
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

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                               Managed
                                                               HIGH INCOME
                                                            PORTFOLIO INC.

--------------------------------------------------------------------------------

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Directors

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Investment Adviser and Administrator

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Transfer Agent

PFPC Inc.
P.O. Box 43027
Providence, Rhode Island 02940-3027

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


46
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

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

This report is intended only for the shareholders of Managed High Income Portfolio Inc. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov

FD0882 4/04                     04-6449

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Managed High Income Portfolio Inc. were $33,000 and $34,500 for the years ended 2/29/04 and 2/28/03.

         (b) Audit-Related Fees for Managed High Income Portfolio Inc. were $0 and $0 for the years ended 2/29/04 and 2/28/03.

         (c) Tax Fees for Managed High Income Portfolio Inc. were $2,700 and $2,200 for the years ended 2/29/04 and 2/28/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Managed High Income Portfolio Inc.

         (d) There were no all other fees for Managed High Income Portfolio Inc. for the years ended 2/29/04 and 2/28/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and
               (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include:
               (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources;
               (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund,
               (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Managed High Income Portfolio Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Managed High Income Portfolio Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Managed High Income Portfolio Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Managed High Income Portfolio Inc.

Date: May 7, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Managed High Income Portfolio Inc.

Date: May 7, 2004


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Managed High Income Portfolio Inc.

Date: May 7, 2004